SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Prospective Adoption of New Accounting Pronouncements [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16				5.00%
Direct operating costs	$ (3,395)	$ (2,208)	$ (1,509)
Interest expense	904	555	428
Profit (loss)	$ (650)	$ (806)	$ (574)
Australian regulated terminal operation
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	81 years
Chilean toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	14 years
Indian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	17 years
Peruvian toll roads
Disclosure of detailed information about intangible assets [line items]
Remaining amortisation period of intangible asset	23 years
In Accordance With IFRS 16
Prospective Adoption of New Accounting Pronouncements [Line Items]
Lease liabilities				$ 1,200
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	75 years
Transmission stations, towers and related fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
Network systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	65 years
Track | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	40 years
District energy systems | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Gas storage assets | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years